Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Entity	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number of joint ventures	3
Allowance for doubtful accounts	$ 10,473	$ 12,946
Capitalized vendor rebates	8,015	6,386
Advertising expense	23,730	25,052	26,646
Selling, general and administrative expenses	589,487	529,244	507,669
Shipping, Handling and Transportation Costs
Significant Accounting Policies [Line Items]
Selling, general and administrative expenses	$ 37,676	$ 30,234	$ 25,443
Minimum
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	30
Minimum | Building and Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Minimum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Maximum
Significant Accounting Policies [Line Items]
Accounts receivable period, in days	45
Maximum | Building and Building Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Maximum | Other Depreciable Assets
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates	573
Number of states in which entity operates	38